INCOME TAXES (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
PRIMEGEN US, INC. [Member]
IncomeTaxesLineItem [Line Items]
Operating carry forwards	$ 16.1	$ 13.5	$ 11.6